Summary of Deposit Liabilities (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits From Customers [Line Items]
Demand	$ 170,192
Notice	779,342
Term	312,387	$ 320,823
Total deposits	1,261,921	1,214,136
Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	699,267
United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	528,237
International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	34,417
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	23,116
Notice	559,301
Term	51,081	59,268
Total deposits	633,498	625,200
Personal [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	296,487
Personal [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	337,011
Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	11,312
Notice	196
Term	9,409
Total deposits	20,917	28,969
Bank Deposits [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	18,082
Bank Deposits [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	25
Bank Deposits [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	2,810
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	135,764
Notice	219,845
Term	115,101	167,883
Total deposits	470,710	481,164
Business and government [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	316,879
Business and government [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	151,584
Business and government [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	2,247
Personal Banks Business And Goverment [Member]
Disclosure Of Deposits From Customers [Line Items]
Demand	170,192
Notice	779,342
Term	175,591
Total deposits	1,125,125	1,135,333
Personal Banks Business And Goverment [Member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	631,448
Personal Banks Business And Goverment [Member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	488,620
Personal Banks Business And Goverment [Member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	5,057
Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term	22,891	19,177
Total deposits	22,891	19,177
Trading deposits [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	11,812
Trading deposits [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	3,567
Trading deposits [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	7,512
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term	113,905	59,626
Total deposits	113,905	59,626
Deposits designated at fair value through profit or loss [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	56,007
Deposits designated at fair value through profit or loss [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	36,050
Deposits designated at fair value through profit or loss [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	21,848
Non interest bearing deposits [member] | Domestic Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	72,705	55,920
Non interest bearing deposits [member] | Foreign Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	82,756	76,099
Interest bearing deposits 1 [member] | Domestic Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	626,562	604,625
Interest bearing deposits 1 [member] | Foreign Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	479,890	472,913
Interest bearing deposits 1 [member] | US federal funds deposited [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 8	$ 4,579